Issued Capital and Reserves - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Thousands								12 Months Ended
	Jun. 21, 2019	Apr. 23, 2019	Jan. 01, 2019	Jun. 01, 2018	Apr. 26, 2017	Apr. 03, 2017	Mar. 21, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 22, 2018	Aug. 03, 2018	Oct. 31, 2017
Disclosure of classes of share capital [line items]
Nominal value	£ 0.003				£ 0.003
Conversion of loan notes into ordinary shares amount	£ 2,400				£ 1,398,552
Conversion of loan notes into ordinary shares	1,071,042				632,829			321,444	41,286
Share conversion price per share	£ 2.21				£ 2.21
Bonus shares received	864,988				588,532
Equity component of convertible loan instrument										£ 62
Equity component (consideration received for the warrants)								£ 44,156	£ 0
Fair value of Acquisition for Ordinary shares		£ 40,892
Nominal value of issued capital								294	£ 214
Equity component of convertible loan [member]
Disclosure of classes of share capital [line items]
Equity component of convertible loan instrument								£ 0
Directors [member]
Disclosure of classes of share capital [line items]
Reduction in share premium							£ 7,000
Novartis [member]
Disclosure of classes of share capital [line items]
Conversion of loan notes into ordinary shares amount	£ 2,400
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted		24,783,320		50,076		5,042,017					85,222	10,000	490,798
Nominal value				£ 0.003		£ 0.003		£ 0.003	£ 0.003	£ 0.003	£ 0.003	£ 0.003	£ 0.003
Ordinary shares price per share				£ 3.00		£ 2.975
Cash consideration				£ 150,228		£ 15,000,000
Shares issued as fully paid up								97,959,622	71,240,272	71,094,974
Ordinary shares [member] | OncoMed [Member]
Disclosure of classes of share capital [line items]
Nominal value		£ 0.003
Ordinary shares price per share		£ 1.65
Fair value of Acquisition for Ordinary shares								£ 40,900
Ordinary shares [member] | OncoMed [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Nominal value of issued capital								£ 100
Ordinary shares [member] | Novartis [member]
Disclosure of classes of share capital [line items]
Maximum shares to be issued	864,988
Ordinary shares to be issued price per share			£ 1.84
Novartis bonus shares [member]
Disclosure of classes of share capital [line items]
Maximum shares to be issued			864,988
Merger reserve [member] | OncoMed [Member]
Disclosure of classes of share capital [line items]
Shares issued as fully paid up								24,783,320
Merger reserve [member] | OncoMed [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Excess Amount Within Other Capital Reserves								£ 40,800